Short-term Borrowings and Long-term Debt Schedule of Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2015	Jan. 31, 2014
Debt Instrument [Line Items]
Long-term Debt	$ 45,896	$ 45,874
Long-term Debt, Current Maturities	(4,810)	(4,103)
Long-term debt	41,086	41,771
Fixed
Debt Instrument [Line Items]
Long-term Debt	36,000	35,500
Debt Weighted Average Interest Rate Fixed	4.30%	4.30%
Variable
Debt Instrument [Line Items]
Long-term Debt	500	500
Debt Weighted Average Interest Rate Variable	5.40%	5.40%
Total U.S. dollar denominated
Debt Instrument [Line Items]
Long-term Debt	36,500	36,000
Fixed
Debt Instrument [Line Items]
Long-term Debt	2,821	1,356
Debt Weighted Average Interest Rate Fixed	3.30%	4.90%
Variable
Debt Instrument [Line Items]
Long-term Debt	0	0
Total Euro denominated
Debt Instrument [Line Items]
Long-term Debt	2,821	1,356
Fixed
Debt Instrument [Line Items]
Long-term Debt	5,271	5,770
Debt Weighted Average Interest Rate Fixed	5.30%	5.30%
Variable
Debt Instrument [Line Items]
Long-term Debt	0	0
Total Sterling denominated
Debt Instrument [Line Items]
Long-term Debt	5,271	5,770
Fixed
Debt Instrument [Line Items]
Long-term Debt	596	1,490
Debt Weighted Average Interest Rate Fixed	1.00%	1.30%
Variable
Debt Instrument [Line Items]
Long-term Debt	255	457
Debt Weighted Average Interest Rate Variable	0.60%	0.70%
Total Yen denominated
Debt Instrument [Line Items]
Long-term Debt	851	1,947
Total unsecured debt
Debt Instrument [Line Items]
Long-term Debt	45,443	45,073
Total other debt (in USD)(2)
Debt Instrument [Line Items]
Long-term Debt	$ 453	$ 801